Home Office: Harrison, NY Administrative Office: 4333 Edgewood Road NE Cedar Rapids, IA 52499

May 5, 2022

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

Filing Desk

100 F Street, N.E.

Washington, D.C. 20549-0506

Re:	Transamerica Variable Funds
Transamerica Financial Life Insurance Company
(File No. 33-73734)
Certification Pursuant to Rule 497(j) under the Securities Act of 1933

CIK: 0000916943

Dear Commissioners:

On behalf of the above-captioned registrant, I hereby certify, pursuant to Rule 497(j) of the Securities Act of 1933, that the prospectus and statement of additional information dated May 1, 2022 that would have been filed under paragraph (c) of Rule 497 does not differ from those contained in the most recently filed amendment to the above-captioned registration statement. The text of the registrant’s most recent post-effective amendment was filed electronically via EDGAR.

Please do not hesitate to contact me at (800)797-2643 or Danna Wilson at (727) 557-3603, if you have any questions or concerns regarding this filing.

Sincerely,

/s/ Arthur D. Woods

Arthur D. Woods

Assistant General Counsel